PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:

Computers and peripheral equipment	$1,561	$2,561
Office furniture and equipment	157	195
Motor vehicles	13	13
Leasehold improvements	240	359

	1,971	3,128
Accumulated depreciation	1,580	2,689

Depreciated cost	$391	$439

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 amounted to $ 189, $ 174 and $ 151, respectively.